Warrants (Tables)	3 Months Ended
Feb. 28, 2019
Warrants [Abstract]
Schedule of stockholders' equity note, warrants or rights
		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise

June 2016 Warrants	$19.30	277,478	June 2, 2021	138,739
October 2017 Warrants	$12.50	181,818	October 13, 2020	181,818
October 2017 Placement
Agent Warrants	$13.75	18,181	October 13, 2020	18,181
March 2018 Warrants	$6.00	291,666	March 16, 2021	291,666
March 2018 Warrants	$6.00	150,000	March 21, 2021	150,000
March 2018 Placement
Agent Warrants	$7.50	29,166	March 16, 2021	29,166
March 2018 Placement
Agent Warrants	$7.50	15,000	March 21, 2021	15,000
2018 Firm Warrants	$0.75	20,000,000	October 16, 2023	20,000,000
2018 Pre-Funded Warrants	$0.01	1,766,667	October 16, 2023	1,766,667
October 2018 Placement
Agent Warrants	$0.9375	1,160,314	October 16, 2023	1,160,314
		23,890,290		23,751,551

Schedule of warrant transactions
	Outstanding, December 1, 2018	Issued	Expired	Exercised	Outstanding, February 28, 2019
June 2016 Warrants	277,478	—	—	—	277,478
October 2017 Warrants	181,818	—	—	—	181,818
October 2017 Placement
Agent Warrants	18,181	—	—	—	18,181
March 2018 Warrants	441,666	—	—	—	441,666
March 2018 Placement
Agent Warrants	44,166	—	—	—	44,166
2018 Firm Warrants	20,000,000	—	—	—	20,000,000
2018 Pre-Funded Warrants	4,410,001	—	—	(2,643,334)	1,766,667
October 2018 Placement
Agent Warrants	1,160,314	—	—	—	1,160,314
	26,533,624	—	—	(2,643,334)	23,890,290

	March 2013 Warrants	July 2013 Warrants	June 2016 Warrants	October 2017 Warrants	Placement Agent Warrants	Total
Outstanding, December 1, 2017	149,174	87,000	277,872	181,818	18,181	714,045

Outstanding, February 28, 2018	149,174	87,000	277,872	181,818	18,181	714,045